SUBSEQUENT EVENTS (Details) - USD ($)				6 Months Ended	12 Months Ended
	Aug. 01, 2025	Dec. 16, 2024	Sep. 20, 2023	Mar. 31, 2025	Sep. 30, 2023	Sep. 30, 2024	Jul. 26, 2022
SUBSEQUENT EVENTS
Cash proceeds from IPO (in shares)			760,000		760,000
Ordinary shares, par value (in dollars per share)				$ 1		$ 1
Gross proceeds from IPO				$ 10,350,000
Common Class A
SUBSEQUENT EVENTS
Ordinary shares, par value (in dollars per share)				$ 0.00025	$ 0.00025	$ 0.00025	$ 0.00025
Subsequent Events | Common Class A
SUBSEQUENT EVENTS
Cash proceeds from IPO (in shares)	1,069,500	2,070,000
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Gross proceeds from IPO		$ 10,350,000